Award Timing Disclosure	12 Months Ended
Sep. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices

The Executive Compensation Committee typically approves annual equity compensation awards for the Company's NEOs and other awardees at its November meeting, which is generally scheduled a year in advance. The Executive Compensation Committee, or the CEO pursuant to authority delegated by the Executive Compensation Committee, may also, from time to time, grant equity compensation awards to newly hired or newly promoted executives at other times during the year. Grants made to the CEO are solely determined by the Executive Compensation Committee. Any proposed changes to equity-based compensation awards must be reviewed and approved by the Executive Compensation Committee and ratified by the Board. Under our equity award grant practice, the grant date is the date on which the Executive Compensation Committee acts to approve the award, unless the Executive Compensation Committee establishes the grant date as a specified future date. We do not grant equity compensation awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity award grant dates for the purpose of affecting the value of any award to NEOs.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false